Revenue (Tables)	6 Months Ended
Sep. 30, 2022
Revenue [abstract]
Schedule of disaggregation of revenue from contracts with customers

Revenue for the six months ended 30 September 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	931	—	77	53	117	306	1,484
Distribution	—	940	—	1,675	2,617	—	5,232
System Operator	—	—	1,968	—	—	—	1,968
Other[1]	16	43	—	4	6	69	138
Total IFRS 15 revenue	947	983	2,045	1,732	2,740	375	8,822
Other revenue
Generation	—	—	—	—	—	224	224
Other[2]	8	14	—	28	18	330	398
Total other revenue	8	14	—	28	18	554	622
Total revenue from continuing operations	955	997	2,045	1,760	2,758	929	9,444

Geographic split of revenue for the six months ended 30 September 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	947	983	2,045	—	—	310	4,285
US	—	—	—	1,732	2,740	65	4,537
Total IFRS 15 revenue	947	983	2,045	1,732	2,740	375	8,822
Other revenue
UK	8	14	—	—	—	282	304
US	—	—	—	28	18	272	318
Total other revenue	8	14	—	28	18	554	622
Total revenue from continuing operations	955	997	2,045	1,760	2,758	929	9,444
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income and income arising in connection with the Transition Services Agreement with PPL Rhode Island Holdings, LLC following the sale of NECO. In the period ended 30 September 2022 the Group also recognised other income of £47 million relating to business interruption insurance proceeds received as a result of the fire at the IFA1 converter station at Sellindge, Kent (see note 13).

Revenue for the six months ended 30 September 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,020	—	—	17	167	221	1,425
Distribution	—	447	—	1,644	1,783	—	3,874
System Operator	—	—	1,142	—	—	—	1,142
Other[1]	13	60	—	4	4	99	180
Total IFRS 15 revenue	1,033	507	1,142	1,665	1,954	320	6,621
Other revenue
Generation	—	—	—	—	—	178	178
Other[2]	4	2	—	21	17	98	142
Total other revenue	4	2	—	21	17	276	320
Total revenue from continuing operations	1,037	509	1,142	1,686	1,971	596	6,941

Geographic split of revenue for the six months ended 30 September 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	1,033	507	1,142	—	—	229	2,911
US	—	—	—	1,665	1,954	91	3,710
Total IFRS 15 revenue	1,033	507	1,142	1,665	1,954	320	6,621
Other revenue
UK	4	2	—	—	—	83	89
US	—	—	—	21	17	193	231
Total other revenue	4	2	—	21	17	276	320
Total revenue from continuing operations	1,037	509	1,142	1,686	1,971	596	6,941
1.Within UK Electricity Distribution, the other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business and rental income reported in NGV and Other.